Fair Values (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	$ 87,813	$ 109,643
Mortgage Servicing Rights, at fair value	5,815	3,813
Other Real Estate Owned	42,272	41,709
Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Mortgage Servicing Rights, at fair value
Other Real Estate Owned
Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Mortgage Servicing Rights, at fair value	5,815	3,813
Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	87,813	109,643
Other Real Estate Owned	42,272	41,709
Commercial, Financial And Agricultural [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	19,931	8,276
Commercial, Financial And Agricultural [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Commercial, Financial And Agricultural [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	19,931	8,276
Construction Real Estate - Vision Commercial Land And Development [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	21,228	42,274
Construction Real Estate - Vision Commercial Land And Development [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Construction Real Estate - Vision Commercial Land And Development [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	21,228	42,274
Construction Real Estate - Remaining Commercial [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	8,860	10,465
Construction Real Estate - Remaining Commercial [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Construction Real Estate - Remaining Commercial [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	8,860	10,465
Residential Real Estate [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	12,935	16,399
Residential Real Estate [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Residential Real Estate [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	12,935	16,399
Commercial Real Estate [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	24,859	32,229
Commercial Real Estate [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value
Commercial Real Estate [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired Loans Carried at Fair Value, Fair Value	$ 24,859	$ 32,229